SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, including VOBA	$ 2,468	$ 1,585	$ 710
FPB, PAB, deposit liabilities, MRB, policy and contract claims	43,706	31,719	8,757
Unearned premiums	2,056	1,086	0
Other policy claims and benefits payable	484	436	0
Premium revenue	4,137	3,011	1,016
Net investment income	1,809	978	76
Policyholder benefits and claims incurred and interest sensitive contract benefits	5,036	3,209	1,125
Amortization of DAC and VOBA	632	371	10
Other operating expenses	1,912	1,034	47
Net premiums written	2,209	1,200	0
Direct Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, including VOBA	1,095	658
FPB, PAB, deposit liabilities, MRB, policy and contract claims	29,531	21,008
Unearned premiums	2,056	1,086
Other policy claims and benefits payable	455	436
Premium revenue	2,670	1,456
Net investment income	1,321	687
Policyholder benefits and claims incurred and interest sensitive contract benefits	2,950	1,344
Amortization of DAC and VOBA	557	322
Other operating expenses	1,526	808
Net premiums written	2,209	1,200
Reinsurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, including VOBA	1,373	927	710
FPB, PAB, deposit liabilities, MRB, policy and contract claims	9,394	7,560	6,427
Unearned premiums	0	0	0
Other policy claims and benefits payable	0	0	0
Premium revenue	0	0	0
Net investment income	72	118	8
Policyholder benefits and claims incurred and interest sensitive contract benefits	468	202	60
Amortization of DAC and VOBA	75	49	10
Other operating expenses	141	101	21
Net premiums written	0	0	0
Pension Risk Transfer
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, including VOBA	0	0	0
FPB, PAB, deposit liabilities, MRB, policy and contract claims	4,781	3,151	2,330
Unearned premiums	0	0	0
Other policy claims and benefits payable	29	0	0
Premium revenue	1,467	1,555	1,016
Net investment income	201	119	55
Policyholder benefits and claims incurred and interest sensitive contract benefits	1,618	1,663	1,065
Amortization of DAC and VOBA	0	0	0
Other operating expenses	30	18	12
Net premiums written	0	0	0
Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, including VOBA	0	0	0
FPB, PAB, deposit liabilities, MRB, policy and contract claims	0	0	0
Unearned premiums	0	0	0
Other policy claims and benefits payable	0	0	0
Premium revenue	0	0	0
Net investment income	215	54	13
Policyholder benefits and claims incurred and interest sensitive contract benefits	0	0	0
Amortization of DAC and VOBA	0	0	0
Other operating expenses	215	107	14
Net premiums written	$ 0	$ 0	$ 0